Long-term debt - Detailed Information About In Financing Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement [Line Items]
Interest on long-term-debt	$ 5	$ 8	$ 19	$ 22
Advisor fees	2	2	8	3
Unwinding discount on lease liabilities	0	2	1	6
Finance costs	$ 7	$ 12	$ 28	$ 31